Property, Plant and Equipment, Net - Future Minimum Lease Income under Non-cancellable Operating Leases (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Future minimum lease income under non-cancellable operating leases	¥ 101	¥ 145
Within 1 year [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future minimum lease income under non-cancellable operating leases	55	61
After 1 year but within 5 years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future minimum lease income under non-cancellable operating leases	39	70
After 5 years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future minimum lease income under non-cancellable operating leases	¥ 7	¥ 14